Average Annual Total Returns	12 Months Ended
Aug. 31, 2011
Vanguard Market Liquidity Fund | Vanguard Market Liquidity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	0.23%
Five Years	2.75%
Since Inception	2.77%
Inception Date	Jul. 19, 2004
Vanguard Municipal Cash Management Fund | Vanguard Municipal Cash Management Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	0.24%
Five Years	1.96%
Since Inception	2.00%
Inception Date	Jul. 19, 2004
Institutional Money Market Funds Average | Vanguard Market Liquidity Fund | Vanguard Market Liquidity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	0.09%
Five Years	2.50%
Since Inception	2.47%
Tax-Exempt Money Market Funds Average | Vanguard Municipal Cash Management Fund | Vanguard Municipal Cash Management Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	none
Five Years	1.50%
Since Inception	1.48%